ACQUISITION OF APEX (Details Textuals 3) (APEX)	0 Months Ended		9 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD
Business Acquisition [Line Items]
Minimum EBITDA required	$ 1,920,000	2,000,000
Maximum amount	480,000	500,000
Additional earn out EBITDA, Description	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount (the "2013 EBITDA Additional Earn Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount (the "2013 EBITDA Additional Earn Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.
EBITDA fair value estimated model			Monte Carlo simulation model	Monte Carlo simulation model
Discount Rate			19.70%	19.70%
Condition discount rate, Description			The present value of the total earn out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the earn out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.	The present value of the total earn out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the earn out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.
Fair value, Additional earn out			1,033,000	1,076,000
Fair value, Accrued earn out			1,094,000
Fair value of bonus to be paid to CEO			153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized			162,000
Goodwill			$ 2,449,000